Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of share repurchases [abstract]
Share repurchases	$ 287		$ 639
Shares repurchased	1.8	0.0	4.1
Share repurchases - average price per share in U.S. dollars	$ 161.32		$ 156.92